Lease Arrangements - Narrative (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Bottom of range
Disclosure of quantitative information about right-of-use assets [line items]
Discount rate for lease liabilities (as a percent)	1.20%	1.20%
Term of lease arrangements	1 year
Top of range
Disclosure of quantitative information about right-of-use assets [line items]
Discount rate for lease liabilities (as a percent)	2.40%	2.40%
Term of lease arrangements	10 years